Balance Sheet Components (Details) - Schedule of Property and Equipment, Net - USD ($)	Feb. 29, 2024	May 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment, gross	$ 247	$ 90
Accumulated Depreciation	(78)	(38)
Total Property and Equipment, net	169	52
Computer Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment, gross	55	37
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment, gross	18	10
Tools and Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment, gross	48	27
Website Design [Member]
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment, gross	110
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Total Property and Equipment, gross	$ 16	$ 16